SCHEDULE OF RECONCILIATION OF INCOME TAXES AT THE STATUTORY RATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Notes and other explanatory information [abstract]
Loss from continuing operations before provision for income taxes	$ (6,208,871)	$ (56,315,143)		$ (4,681,050)
Tax at the Singapore rate of 17%	(1,055,508)	(9,573,574)		(785,069)
Reconciling items:
Permanent differences	(2,380,272)	5,867,054		31,272
Current period net operating losses not recognised as a deferred tax asset	1,600,731	3,019,483		743,997
Rate differential – non-Singapore entities	(183,113)	(736,092)		(55,045)
Other deferred tax activity	939,476	359,533		(64,007)
Benefit from income taxes	$ (1,078,686)	$ (1,063,596)	[1]	$ (128,852)	[1]

[1]	Restatement details in Note 2